DERIVATIVE LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
The following table presents changes in Level 3 liabilities measured at fair value for the years ended January 31, 2022 and January 31, 2021

The following table presents changes in Level 3 liabilities measured at fair value for the three months ended April 30, 2022. Both observable and unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category. Unrealized gains and losses associated with liabilities within the Level 3 category include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long- dated volatilities) inputs.

Level 3
Derivatives
Balance, January 31, 2022	$1,263,442
Changes Due to Issuance of New Convertible Notes	394,203
Settlement Due to Repayment of Debt	(3,589)
Mark to Market Change in Derivatives	337,737
Balance, April 30, 2022	$1,991,793

The following table presents changes in Level 3 liabilities measured at fair value for the years ended January 31, 2022 and January 31, 2021. Both observable and unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category. Unrealized gains and losses associated with liabilities within the Level 3 category include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long- dated volatilities) inputs (in thousands).

Level 3
Derivatives
Balance, January 31, 2020	$2,611,125
Changes due to Issuance of New Convertible Notes	264,487
Reduction of derivative due to extinguishment or repayment	(3,470,300)
Changes due to Conversion of Notes Payable	(20,185)
Mark to Market Change in Derivatives	828,614

Balance, January 31, 2021	213,741
Changes due to Issuance of New Convertible Notes	1,933,343
Reduction of derivative due to extinguishment or repayment	(556,661)
Reinstatement of Derivative to Equity	(15,134)
Changes due to Conversion of Notes Payable	(76,144)
Mark to Market Change in Derivatives	(235,703)
Balance, January 31, 2022	$1,263,442

A summary of the weighted average (in aggregate) significant unobservable inputs (Level 3 inputs) used in measuring the Company’s embedded conversion features that are categorized within Level 3 of the fair value hierarchy as of January 31, 2022 is as follows:

The fair value of the derivative liability is determined using the lattice model, is re-measured on the Company’s reporting dates, and is affected by changes in inputs to that model including our stock price, expected stock price volatility, the expected term, and the risk-free interest rate. A summary of the weighted average (in aggregate) significant unobservable inputs (Level 3 inputs) used in measuring the Company’s warrant liabilities and embedded conversion feature that are categorized within Level 3 of the fair value hierarchy as of April 30, 2022 is as follows:

Embedded Derivative Liability As of April 30, 2022
Strike price	5.40 - 10.00
Contractual term (years)	0.28 - 0.79 years
Volatility (annual)	137.1% - 201.8
Underlying fair market value	10.00
Risk-free rate	7.38% -8.46
Dividend yield (per share)	0

The fair value of the derivative liability is determined using the lattice model, is re-measured on the Company’s reporting dates, and is affected by changes in inputs to that model including our stock price, expected stock price volatility, the expected term, and the risk-free interest rate. A summary of the weighted average (in aggregate) significant unobservable inputs (Level 3 inputs) used in measuring the Company’s embedded conversion features that are categorized within Level 3 of the fair value hierarchy as of January 31, 2022 is as follows:

Embedded
Derivative Liability
As of January 31, 2022
Strike price	$9.00 - $17.80
Contractual term (years)	0.24 - 1.0 years
Volatility (annual)	99.70% - 126.9%
High yield cash rate	17.3% - 27.63%
Underlying fair market value	0.85
Risk-free rate	0.41% - 0.72%
Dividend yield (per share)	0%